Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2023	Mar. 31, 2023
Equity securities	[1]	¥ 734,659	¥ 589,312
Trading debt securities		2,213	2,179
Available-for-sale debt securities		2,537,681	2,234,608
Held-to-maturity debt securities	[2]	0	114,759
Total		¥ 3,274,553	¥ 2,940,858

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥149,565 million as of March 31, 2023 and December 31, 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,993 million and ¥189,086 million as of March 31, 2023 and December 31, 2023, respectively. The amount of investment funds elected the fair value option included in equity securities were ¥16,032 million and ¥19,059 million as of March 31, 2023 and December 31, 2023, respectively.
[2]	During the nine months ended December 31, 2023, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.